Federated Hermes High Yield Strategy Portfolio Investment Strategy - Federated Hermes High Yield Strategy Portfolio	Dec. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in High Yield Bond Core Fund (the “Underlying Fund”), a portfolio of Federated Hermes Core Trust. The investment objective of the Underlying Fund is to seek high current income. The Underlying Fund in turn invests in a diversified portfolio of domestic corporate high-yield bonds (also known as “junk bonds”), but may invest a portion of its portfolio in securities of issuers based outside the United States. High yield bonds are rated below investment grade (i.e., BB or lower) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest in such securities directly. The Fund may also invest in securities of any maturity. There will not be a minimal acceptable rating for a security to be purchased or held by the Fund or the Underlying Fund and each may purchase or hold unrated securities and securities whose issuers are in default. When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, the Underlying Fund and other funds advised by Federated Investment Management Company (the “Adviser” or the “Underlying Fund’s Adviser”) or its affiliates (together, the “Affiliated Underlying Funds”). The Fund’s investment in the Underlying Fund is generally expected to be a substantial portion of the Fund’s portfolio. The Underlying Fund’s Adviser attempts to select bonds for investment by the Underlying Fund which offer high potential returns for the default risks being assumed. The Underlying Fund’s Adviser’s securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Underlying Fund’s Adviser’s analysis focuses on the financial condition of the issuing firm, together with the issuer’s business and product strength, competitive position and management expertise. Further, the Underlying Fund’s Adviser considers current economic, financial market and industry factors, which may affect the issuer. The Underlying Fund’s Adviser attempts to minimize the Underlying Fund’s portfolio credit risk through diversification. The Underlying Fund’s Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Underlying Fund’s Adviser does not target an average maturity of the Underlying Fund’s portfolio.The Underlying Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. The Adviser employs the same management, security selection and derivative strategies when the Fund invests directly in the securities in which the Underlying Fund invests. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investments rated below investment grade (i.e., BB or lower by an NRSRO). The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.